PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 9,610,071	$ 9,607,116
Changes
Additions	2,135,731	771,440
Business combination		30,276
Disposals	(11,917)	(8,912)
Withdrawals	(20,415)	(22,728)
Depreciation	(654,770)	(638,645)
Impairment loss recognized in profit or loss	6,415
Impairment loss recognized in profit or loss		(9,483)
Increase (decrease) through net exchange differences	97,146	(112,017)
Reclassification of assets held for sale	(5,001)	8,399
Transfers from construction in progress closed and reclassifications	0	0
Reclassification from lease to Property, plant and equipment		292
Decrease through transfers of leasing assets	(32,447)	(15,667)
Total changes	1,514,742	2,955
Closing balance	11,124,813	9,610,071
Construction work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	725,744	611,424
Changes
Additions	1,999,149	627,882
Business combination		0
Disposals	0	(560)
Withdrawals	(6,865)	(3,864)
Depreciation	0	0
Impairment loss recognized in profit or loss	0
Impairment loss recognized in profit or loss		0
Increase (decrease) through net exchange differences	27,600	(23,171)
Reclassification of assets held for sale	0	0
Transfers from construction in progress closed and reclassifications	(428,974)	(485,967)
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	0	0
Total changes	1,590,910	114,320
Closing balance	2,316,654	725,744
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	931,333	882,222
Changes
Additions	40,891	34,531
Business combination		29,972
Disposals	(2,726)	(524)
Withdrawals	(571)	(139)
Depreciation	0	0
Impairment loss recognized in profit or loss	0
Impairment loss recognized in profit or loss		0
Increase (decrease) through net exchange differences	8,888	(22,583)
Reclassification of assets held for sale	(1,528)	(3,601)
Transfers from construction in progress closed and reclassifications	1,801	11,455
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	0	0
Total changes	46,755	49,111
Closing balance	978,088	931,333
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,663,306	3,774,756
Changes
Additions	19,529	10,667
Business combination		274
Disposals	(554)	(5,091)
Withdrawals	(3,306)	(3,416)
Depreciation	(225,723)	(222,523)
Impairment loss recognized in profit or loss	3,362
Impairment loss recognized in profit or loss		(1,082)
Increase (decrease) through net exchange differences	15,881	(16,113)
Reclassification of assets held for sale	(100)	0
Transfers from construction in progress closed and reclassifications	93,207	125,834
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	0	0
Total changes	(97,704)	(111,450)
Closing balance	3,565,602	3,663,306
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,984,319	4,074,957
Changes
Additions	61,975	59,509
Business combination		14
Disposals	(7,840)	(1,681)
Withdrawals	(8,980)	(14,129)
Depreciation	(403,903)	(393,772)
Impairment loss recognized in profit or loss	3,015
Impairment loss recognized in profit or loss		(7,799)
Increase (decrease) through net exchange differences	41,740	(42,634)
Reclassification of assets held for sale	(3,347)	0
Transfers from construction in progress closed and reclassifications	304,758	322,902
Reclassification from lease to Property, plant and equipment		292
Decrease through transfers of leasing assets	(29,819)	(13,340)
Total changes	(42,401)	(90,638)
Closing balance	3,941,918	3,984,319
IT Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,250	42,659
Changes
Additions	1,237	687
Business combination		0
Disposals	(9)	(43)
Withdrawals	(173)	(158)
Depreciation	(8,727)	(8,504)
Impairment loss recognized in profit or loss	0
Impairment loss recognized in profit or loss		(35)
Increase (decrease) through net exchange differences	352	(394)
Reclassification of assets held for sale	0	0
Transfers from construction in progress closed and reclassifications	5,549	7,038
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	0	0
Total changes	(1,771)	(1,409)
Closing balance	39,479	41,250
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,288	12,795
Changes
Additions	653	778
Business combination		12
Disposals	(7)	(99)
Withdrawals	(33)	(30)
Depreciation	(2,956)	(3,073)
Impairment loss recognized in profit or loss	0
Impairment loss recognized in profit or loss		(567)
Increase (decrease) through net exchange differences	133	(96)
Reclassification of assets held for sale	0	0
Transfers from construction in progress closed and reclassifications	2,744	2,568
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	0	0
Total changes	534	(507)
Closing balance	12,822	12,288
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	54,744	50,678
Changes
Additions	4,379	4,107
Business combination		0
Disposals	(196)	(914)
Withdrawals	(384)	(251)
Depreciation	(11,709)	(9,476)
Impairment loss recognized in profit or loss	38
Impairment loss recognized in profit or loss		0
Increase (decrease) through net exchange differences	34	(2,624)
Reclassification of assets held for sale	(26)	0
Transfers from construction in progress closed and reclassifications	20,443	15,551
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	(2,628)	(2,327)
Total changes	9,951	4,066
Closing balance	64,695	54,744
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0
Changes
Additions	0
Disposals	0
Withdrawals	0
Depreciation	(305)
Impairment loss recognized in profit or loss	0
Increase (decrease) through net exchange differences	0
Reclassification of assets held for sale	0
Transfers from construction in progress closed and reclassifications	1,350
Decrease through transfers of leasing assets	0
Total changes	1,045
Closing balance	1,045	0
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	197,087	157,625
Changes
Additions	7,918	33,279
Business combination		4
Disposals	(585)	0
Withdrawals	(103)	(741)
Depreciation	(1,447)	(1,297)
Impairment loss recognized in profit or loss	0
Impairment loss recognized in profit or loss		0
Increase (decrease) through net exchange differences	2,518	(4,402)
Reclassification of assets held for sale	0	12,000
Transfers from construction in progress closed and reclassifications	(878)	619
Reclassification from lease to Property, plant and equipment		0
Decrease through transfers of leasing assets	0	0
Total changes	7,423	39,462
Closing balance	$ 204,510	$ 197,087